Additional Information: Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2016 AND 2017

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2016	2017
Assets
Current assets
Cash and cash equivalents	12,005	6,440
Amounts due from subsidiaries and VIEs	47,006	74,193
Other assets	15	1,194

Total current assets	59,026	81,827

Non-current asset
Investments in subsidiaries and VIEs	45,050	41,407

Total assets	104,076	123,234

Liabilities, mezzanine equity and shareholders’ (deficit)/equity
Current liabilities
Accrued liabilities and other current liabilities	1,012	3,250
Derivative liabilities	60,525	—
Amounts due to subsidiaries and VIEs	2,109	—

Total current liabilities	63,646	3,250

Non-current liability
Derivative liabilities	359	—

Total non-current liability	359	—

Total liabilities	64,005	3,250

Commitments and contingencies	—	—

	As of December 31,
	2016	2017
Mezzanine equity
Series A convertible redeemable preferred shares (US$0.001 par value; 2,500,000 shares authorized as of December 31, 2016; 2,476,190 shares issued and outstanding as of December 31, 2016; redemption amount of US$6,737 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	5,597	—
Series B convertible redeemable preferred shares (US$0.001 par value; 3,000,000 shares authorized as of December 31, 2016; 1,889,249 shares issued and outstanding as of December 31, 2016; redemption amount of US$14,625 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	9,807	—
Series C convertible redeemable preferred shares (US$0.001 par value; 1,650,000 shares authorized as of December 31, 2016; 1,599,186 shares issued and outstanding as of December 31, 2016; redemption amount of US$22,288 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	10,733	—
Series D convertible redeemable preferred shares (US$0.001 par value; 4,500,000 shares authorized as of December 31, 2016; 2,493,018 shares issued and outstanding as of December 31, 2016; redemption amount of US$58,874 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	43,956	—
Series E convertible redeemable preferred shares (US$0.001 par value; 1,200,000 shares authorized as of December 31, 2016; 1,068,114 shares issued and outstanding as of December 31, 2016; redemption amount of US$20,000 as of December 31, 2016; none issued and outstanding as of December 31, 2017)	18,845	—
Redeemable ordinary shares (US$0.001 par value; 742,320 shares issued and outstanding as of December 31, 2016; none issued and outstanding as of December 31, 2017)	15,445	—

Total mezzanine equity	104,383	—

Shareholders’ (deficit)/equity
Ordinary shares	14	26
Treasury shares	(2,468)	(2,093)
Other shareholders’ (deficit)/equity	(61,858)	122,051

Total shareholders’ (deficit)/equity	(64,312)	119,984

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	104,076	123,234

Summary of Condensed Statements of Comprehensive Loss

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2016 AND 2017

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2015	2016	2017
Operating expenses
General and administrative expenses	(7,455)	(21,655)	(6,928)

Total operating expenses	(7,455)	(21,655)	(6,928)

Operating loss
Other gains, net	101	145	(116)
Fair value (loss)/gain on derivative liabilities	(19,390)	3,995	(10,190)

Loss from subsidiaries and VIEs	(12,970)	(9,815)	(7,385)

Loss before income tax expense	(39,714)	(27,330)	(24,619)

Income tax expense	—	—	—

Net loss	(39,714)	(27,330)	(24,619)

Accretion to convertible redeemable preferred shares redemption value	(2,692)	(773)	(1,662)
Accretion to redeemable ordinary shares redemption value	(1,982)	(1,556)	(3,650)

Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(44,388)	(29,659)	(29,931)

Net loss	(39,714)	(27,330)	(24,619)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	(129)	(139)	(79)

Comprehensive loss attributable to iClick Interactive Asia Group Limited	(39,843)	(27,469)	(24,698)

Summary of Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2016 AND 2017

	For the years ended December 31,
	2015	2016	2017
Cash flows from operating activities:
Net cash used in operating activities	(86,738)	(8,083)	(34,030)

Cash flows from financing activities:
Proceeds from issuance of Series E convertible redeemable preferred shares	—	20,000	—
Proceeds from exercise of share options	284	171	60
Net proceeds from issuance of ordinary shares upon IPO	—	—	28,405
Others	2,210	—	—

Net cash from financing activities	2,494	20,171	28,465

Net (decrease)/increase in cash and cash equivalents	(84,244)	12,088	(5,565)